Note 12 - Stock Options and Warrants Outstanding (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Jun. 30, 2014 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Minimum [Member]	Jun. 30, 2014 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2013 Exercise Price A [Member]	Jun. 30, 2014 Exercise Price A [Member]	Nov. 20, 2013 Exercise Price A [Member] Reduced From [Member]	Nov. 20, 2013 Exercise Price A [Member] Reduced To [Member]	Dec. 31, 2013 Exercise Price B [Member]	Jun. 30, 2014 Exercise Price B [Member]	Nov. 20, 2013 Exercise Price B [Member] Reduced From [Member]	Nov. 20, 2013 Exercise Price B [Member] Reduced To [Member]	Dec. 31, 2013 For Consulting Services Exercisable $0.05 - $0.50 [Member]	Dec. 31, 2013 For Consulting Services Exercisable at $0.05 [Member]	Dec. 31, 2013 For Consulting Services Exercisable at $0.50 [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)						20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		12,500,000	3,425,000	2,875,000															3,425,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		$ 0.01																		$ 0.02	$ 0.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)		$ 81,478	$ 86,066
Fair Value Inputs, Discount Rate							0.09%	0.10%	0.12%	0.18%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																						3 days	10 days	1 year 32 days	1 year 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		199.00%	163.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		285.00%	261.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)		6,249,008	6,249,008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)												4,166,005				2,083,003
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.125	$ 0.125	$ 0.25	$ 0.125	$ 0.25	$ 0.25	$ 0.50	$ 0.25
Modification Expense (in Dollars)		$ 11,716
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	131 days	350 days	131 days	1 year 65 days	2 years 164 days																		10 days		1 year
Share-Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Exercisable Number (in Shares)											4,166,005				2,083,003